Property And Equipment, Net (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment, Net [Abstract]	$ 3,592,745	$ 8,003,474
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of:

	December 31, 2010	December 31, 2011
Furniture and office equipment	1,208,434	1,055,377
Telecommunications equipment	10,627,167	3,450,208
Leasehold improvements	1,368,677	1,230,327

	13,204,278	5,735,912
Less: accumulated depreciation and amortization	(5,200,804)	(2,143,167)

	8,003,474	3,592,745

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was $881,633, $3,265,975, and $3,409,647 respectively.

The Company acquired $2,428,694 in additional property, plant, and equipment in 2011 in support of business strategy changes.

Total equipment disposal loss in 2011 was $3,043,006 (zero proceeds less remaining net book value), which was mainly comprised of computers and servers in relation to technological upgrades and replacements following the Company’s business strategy adjustment. The Company has recorded the disposal loss in general and administrative expenses.